DEBT INSTRUMENTS IN ISSUE - Debt instruments in issue by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
DEBT INSTRUMENTS IN ISSUE
Amount expected to be settled	$ 11,275,216	$ 14,663,576
No more than twelve months after the reporting period
DEBT INSTRUMENTS IN ISSUE
Amount expected to be settled	1,297,811	3,368,076
More than twelve months after the reporting period
DEBT INSTRUMENTS IN ISSUE
Amount expected to be settled	$ 9,977,405	$ 11,295,500